Leases - Schedule of group’s lease liabilities are guaranteed by the lessor’s title to the leased assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Non-current	$ 29,811	$ 25,139
Current	5,436	9,053
Total	$ 35,247	$ 34,192